S000019356 [Member] Investment Objectives and Goals - iShares Global Infrastructure ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® GLOBAL INFRASTRUCTURE ETFTicker: IGFStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry.